Performance Management	Jun. 27, 2025
Blueprint Adaptive Growth Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information, current through the most recent month end, is available by calling 1-866-983-4525 or by visiting the Fund’s website at www.blueprintmutualfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Bar Chart [Table]
*	The Fund’s year-to-date return through March 31, 2025 is (4.27%).

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest:	10.21%	(quarter ended March 31, 2024)
Lowest:	(9.00%)	(quarter ended June 30, 2022)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	4.27%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	10.21%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	9.00%
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	One Year	Since Inception (March 31, 2020)
Institutional Class
Return Before Taxes	19.29%	9.11%
Return After Taxes on Distributions	19.16%	8.97%
Return After Taxes on Distributions and Sales of Fund Shares	11.52%	7.18%
S&P 500® Index*	25.02%	20.75%
Morningstar Global Allocation Index*	9.78%	9.05%

*	Prior to February 21, 2025, the Morningstar Global Allocation Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective February 21, 2025, the S&P 500® Index replaced the Morningstar Global Allocation Index as the Fund’s primary index.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.blueprintmutualfunds.com
Performance Availability Phone [Text]	1-866-983-4525
HVIA Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. The bar chart and tables show the performance of the Fund’s Institutional Class, which is the only class currently being offered. The Investor Class, if available, would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-209-8710 or by visiting the Fund’s website at www.hviafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns*
Bar Chart [Table]
*	The Fund’s year-to-date return through March 31, 2025 is (5.85)%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest	24.44%	(June 30, 2020)
Lowest	(17.52%)	(March 31, 2020)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	5.85%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	17.52%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
Average Annual Total Returns for Period Ended December 31, 2024	One Year	Five Years	Since Inception
Return Before Taxes	17.17%	14.15%	14.67%
Return After Taxes on Distributions	16.47%	13.30%	13.99%
Return After Taxes on Distributions and Sale of Fund Shares	10.67%	11.22%	12.06%
S&P 500® Index	25.02%	14.53%	14.90%

Performance Table One Class of after Tax Shown [Text]	After- tax returns are shown for the Fund’s Institutional Class only and after-tax returns for the Investor Class will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plan or an individual retirement account (“IRA”). After- tax returns are shown for the Fund’s Institutional Class only and after-tax returns for the Investor Class will vary.

Performance Availability Website Address [Text]	www.hviafunds.com
Performance Availability Phone [Text]	1-888-209-8710
Nia Impact Solutions Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 833-581-2833 or visiting www.niaimpactfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calender Year Returns*
Bar Chart [Table]

*	The Fund’s year-to-date return through March 31, 2025, is 0.00%

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest:	13.95%	(quarter ended December 31, 2023)
Lowest:	(8.03%)	(quarter ended September 30, 2023)

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	13.95%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	8.03%
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns for Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
Average Annual Total Returns for Period Ended December 31, 2024	One Year	Since Inception
Return Before Taxes	10.89%	8.23%
Return After Taxes on Distributions	10.74%	8.10%
Return After Taxes on Distributions and Sale of Fund Shares	6.56%	6.36%
MSCI ACWI IMI Index	16.37%	13.29%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.niaimpactfunds.com
Performance Availability Phone [Text]	833-581-2833